INTANGIBLE ASSET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset

	March 31, 2025	December 31, 2024
Intangible Asset, gross	$11,161,428	$11,161,428
Accumulated Amortization	(2,117,432)	(1,569,310)
Intangible Asset, net	$9,043,996	$9,592,118

	December 31,	December 31,
	2024	2023
Intangible Asset, gross	$11,161,428	$—
Accumulated Amortization	(1,569,310)	—
Intangible Asset, net	$9,592,118	$—

Schedule of future amortization of intangible assets

Calendar Year	Amount
2025	$1,644,362
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Intangible Asset Amortization	$9,043,996

Calendar Year	Amount
2025	$2,192,484
2026	2,192,484
2027	2,192,484
2028	2,192,484
2029	822,182
Total Intangible Asset Amortization	$9,592,118